Pension and Other Post-retirement Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined contribution plans [abstract]
Contributions paid	$ 334	$ 260	$ 274